Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	$ 1,181,500	$ 1,131,500	$ 370,700
Less: Accumulated amortization	(189,679)	(124,770)	(56,000)
Net Intangible Assets	991,821	1,006,730	314,700
Customer base [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	314,100	314,100	136,500
License agreement [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	50,000
Intellectual property [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property, customer base and trademarks, net of amortization [Line Items]
Total	$ 817,400	$ 817,400	$ 234,200